Note 2 - Summary of significant accounting policies: Prepayments (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Prepayments

Prepayments

The Company makes prepayments to suppliers in advance of receiving goods or services in accordance with underlying contractual terms with suppliers. Generally, prepayments are intended to expedite the delivery of required inventory as needed and to help ensure priority and preferential pricing on such goods or services.

These prepayments are unsecured and are reviewed periodically to determine whether the prepayment will be timely realized through the receipt of inventories, services, or refunds. If any amounts are deemed not realizable, the Company will recognize an allowance account to reserve for such balances. Management reviews its prepayments on a regular basis to determine if the valuation allowance is adequate and adjusts the allowance when necessary. As of December 31, 2025 and 2024, the Company provided a valuation allowance for prepayments of $74,094 and $67,312, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded/ (recovered) $3,731, $47,115 and $(7,382) provision for doubtful accounts of prepayments to third parties, respectively; and $nil, $54,267 and $nil provision for doubtful accounts of prepayments to related parties, respectively.